LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jul. 10, 2017 USD ($)	Jul. 10, 2017 HKD ($)	Jul. 03, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 HKD ($)	Jun. 08, 2017 USD ($)	Jun. 08, 2017 HKD ($)	Jun. 29, 2015 USD ($)	Jun. 29, 2015 HKD ($)
Long-Term Debt [Line Items]
Total long-term debt				$ 4,104,525	$ 3,619,139
Repayments of long-term debt				$ 592,573	896,276	$ 124,286
2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Maturity date				Jun. 06, 2025
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity										$ 500,000	$ 3,900,000,000
Amount drawn down as of the date				$ 500,000			$ 3,900,000,000
Maturity date				Jun. 29, 2021
Total long-term debt				$ 385,940			3,022,500,000
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity										1,250,000	9,750,000,000
Amount drawn down as of the date				$ 1,095,714			8,536,000,000	$ 350,000	$ 2,723,000,000
Maturity date				Jun. 29, 2020
Amount available for future drawdown				$ 155,641			$ 1,214,000,000
Repayments of long-term debt	$ 350,000	$ 2,723,000,000
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity										1,750,000	13,650,000,000
Loan commitment fees recognized				$ 3,870	$ 4,819	$ 4,800
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate				1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate				2.50%
2015 Credit Facilities [Member] | Incremental Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity										1,300,000
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity										$ 1,203,362	$ 9,362,160,000
Second 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 350,000
Purchase price as percentage of principal			100.75%